Certnas 1-37979

Nasdaq Stock Market

1 17010145

2 17010146

3 17010147

William Slattery, CFA
Vice President
Listing Qualifications

*Electronic Mail Only*

January 12, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 10, 2017 The Nasdaq Stock Market (the "Exchange") received from GORES HOLDINGS II, INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Class A Common Stock and one-third of one Warrant -1
Class A Common Stock, par value $0.0001 per share -2
Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share -3

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery